Litigation (Details) $ in Thousands, ¥ in Millions	1 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 USD ($) claim	Dec. 31, 2023 USD ($)	Jun. 27, 2022 CNY (¥)
Number of claims or actions pending, which ultimate disposition could have a material adverse effect on the Group's results of operations | claim			0
Damages awarded	$ 34,400	¥ 253.2
Annual interest rate on awarded amount	5.50%	5.50%
Recovery of costs	$ 2,200
Bank guarantee to cover award amount | ¥					¥ 286.0
Accounts receivable			$ 155,537	$ 116,894
Accounts payable			42,521	36,327
Other payables			12,476	$ 10,476
Seroquel
Accounts receivable			1,000
Accounts payable			800
Other payables			$ 1,100